IMPAIRMENT REVERSAL	12 Months Ended
Dec. 31, 2025
IMPAIRMENT REVERSAL
IMPAIRMENT REVERSAL
8.	IMPAIRMENT REVERSAL

	Years ended December 31,
	2025	2024
Impairment reversal	$(116.1)	$(74.1)

i.	Lobo-Marte

The increase in the Company’s future gold price estimates was identified as an indicator of impairment reversal in the fourth quarter of 2025 and an assessment was performed to determine the recoverable amount of the Lobo-Marte CGU. The Company recorded an impairment reversal of $116.1 million in the fourth quarter, related entirely to property, plant and equipment at Lobo-Marte, as the recoverable amount was determined to be greater than the carrying amount . The reversal was limited to the remaining impairment charge previously recorded. The tax impact of the impairment reversal at Lobo-Marte was an income tax expense of $34.5 million . After giving effect to the impairment reversal, the carrying value of Lobo-Marte was $519.7 million as at December 31, 2025.

Key assumptions used in determining the recoverable amount of Lobo-Marte included an estimated long-term gold price of $3,000 per ounce and an estimated long-term oil price of $65 per barrel. The discount rate applied to present value the net future cash flows, based on the real weighted average cost of capital, was 10.37% for Lobo-Marte. For the previous impairment test at Lobo-Marte in 2024, an estimated long-term gold price of $2,000 per ounce and a discount rate of 10.40% were used.

ii.	Round Mountain

During the year ended December 31, 2024, the Company recorded an impairment reversal of $74.1 million related entirely to property, plant, and equipment at Round Mountain due to the increase in the Company’s future gold price estimates. The reversal was limited to the carrying value that would have been determined, net of any applicable depreciation, had no impairment charge been previously recognized, and represents the full reversal of the impairment charge previously recorded in 2022. The tax impact of the impairment reversal at Round Mountain was an income tax expense of $0.7 million.